Related Party Transactions	6 Months Ended
Jan. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

During the six months ended January 31, 2022 and 2021, the Company did not enter into transactions with related parties. As of January 31, 2022 and July 31, 2021, the Company had no balances due from or due to related parties.